Post Balance Sheet Events - Additional Informations (Detail) - GBP (£) £ in Millions		1 Months Ended	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Buyback of equity			£ 2	£ 300
Buy-in policies [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Sale Ownership Interest Of Subsidiary	25.00%
Events after reporting period [member] | Buy-in policies [member]
Disclosure of non-adjusting events after reporting period [line items]
Cost Of Share Repurchased Under Buyback Program	£ 350
Buyback of equity		£ 167